Shareholders' Equity - Share-Based Compensation Arrangement by Share-Based Compensation Payment Award, Options, Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares	4,300
Option price Range, Lower	$ 16.73
Option price Range, Upper	$ 16.73
Weighted average exercise price	$ 16.73
Weighted average remaining contractual life	1 month 6 days